Dec. 18, 2015
VOYA SEPARATE PORTFOLIOS TRUST
Voya Retirement Solution Income Fund, Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund,
Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund,
Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, Voya Retirement Solution 2055 Fund, and Voya Retirement Solution 2060 Fund
(each a "Fund" and collectively the "Funds")
Supplement dated December 18, 2015
To the Funds' current Class I shares prospectuses
(each a "Prospectus" and collectively the "Prospectuses")
At a meeting held on November 19, 2015, the Funds' Board of Trustees approved changes to the Funds' names, expense limits, and principal investment strategies, effective December 18, 2015. In addition, effective December 18, 2015, Jody Hrazanek is added as a portfolio manager for the Funds. The Funds' Prospectuses are revised as follows:
1	Each Fund's name is changed as follows:
Voya Retirement Solution Income Fund is changed to Voya In-Retirement Fund
Voya Retirement Solution 2020 Fund is changed to Voya Target Retirement 2020 Fund
Voya Retirement Solution 2025 Fund is changed to Voya Target Retirement 2025 Fund
Voya Retirement Solution 2030 Fund is changed to Voya Target Retirement 2030 Fund
Voya Retirement Solution 2035 Fund is changed to Voya Target Retirement 2035 Fund
Voya Retirement Solution 2040 Fund is changed to Voya Target Retirement 2040 Fund
Voya Retirement Solution 2045 Fund is changed to Voya Target Retirement 2045 Fund
Voya Retirement Solution 2050 Fund is changed to Voya Target Retirement 2050 Fund
Voya Retirement Solution 2055 Fund is changed to Voya Target Retirement 2055 Fund
Voya Retirement Solution 2060 Fund is changed to Voya Target Retirement 2060 Fund
2	The table entitled "Annual Fund Operating Expenses" in each Fund's Prospectus is deleted and replaced as follows:
Voya In-Retirement Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	74.37%
Acquired Fund Fees and Expenses	0.42%
Total Annual Fund Operating Expenses[3]	74.98%
Waivers and Reimbursements[4]	(74.32)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.66%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.66% for Class I shares through October 1, 2016. After October 1, 2016, the adviser will be contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2020 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	22.68%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses[3]	23.33%
Waivers and Reimbursements[4]	(22.63)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2025 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.16%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	70.56%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	71.25%
Waivers and Reimbursements[4]	(70.55)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.06% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2030 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	69.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses[3]	69.95%
Waivers and Reimbursements[4]	(69.25)%
Class	I
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2035 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	68.89%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses[3]	69.63%
Waivers and Reimbursements[4]	(68.93)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2040 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.71%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses[3]	68.45%
Waivers and Reimbursements[4]	(67.75)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2045 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.40%
Acquired Fund Fees and Expenses	0.54%
Total Annual Fund Operating Expenses[3]	68.15%
Waivers and Reimbursements[4]	(67.45)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.11% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2050 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.48%
Acquired Fund Fees and Expenses	0.54%
Total Annual Fund Operating Expenses[3]	68.23%
Waivers and Reimbursements[4]	(67.53)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.11% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2055 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees[2]	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.47%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	68.21%
Waivers and Reimbursements[4]	(67.51)%
Class	I
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.12% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
Voya Target Retirement 2060 Fund
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fees	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	70.10%
Acquired Fund Fees and Expenses[1]	0.52%
Total Annual Fund Operating Expenses	70.84%
Waivers and Reimbursements[2]	(70.14)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Other expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
3	The table in the section entitled "Expense Example" in each Fund's Prospectus is deleted and replaced as follows:
Voya In-Retirement Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$4,872	6,781	6,953	6,970
Voya Target Retirement 2020 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	4,087	6,765	10,181
Voya Target Retirement 2025 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,719	7,476	7,573
Voya Target Retirement 2030 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,725	7,542	7,656
Voya Target Retirement 2035 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,726	7,558	7,677
Voya Target Retirement 2040 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,617	7,753
Voya Target Retirement 2045 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,631	7,772
Voya Target Retirement 2050 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,627	7,767
Voya Target Retirement 2055 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,628	7,768
Voya Target Retirement 2060 Fund
Class	Share Status	1 Yr	3 Yrs
I	Sold or Held	$72	6,721

4	The 1st sentence of the 1st paragraph of the section entitled "Principal Investment Strategies" in each Fund's Prospectus is deleted and replaced as follows:
Voya In-Retirement Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire soon are already retired.
Voya Target Retirement 2020 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2020.
Voya Target Retirement 2025 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2025.
Voya Target Retirement 2030 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2030.
Voya Target Retirement 2035 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2035.
Voya Target Retirement 2040 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2040.
Voya Target Retirement 2045 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2045.
Voya Target Retirement 2050 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2050.
Voya Target Retirement 2055 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2055.
Voya Target Retirement 2060 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2060.
5	The 8th paragraph of the section entitled "Principal Investment Strategies" in each Fund's Prospectus is deleted and replaced as follows:
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.